SIGNIFICANT ACCOUNTING POLICIES - Schedule of Relevant Exchange Rates (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Foreign Currency Translation [Abstract]
Period Ended RMB: USD exchange rate	6.7851	6.9931	7.1636
Period Average RMB: USD exchange rate	6.8624	7.1875	7.2526